5. Loans and Allowance for Loan Losses, Alowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Allowance for Credit Losses [Roll Forward]
Beginning Balance	$ 5,654	$ 5,477
Provision for Credit Losses	1,526	1,469
Charge-offs	2,746	1,847
Recoveries	(395)	(555)
Net Charge-offs	2,351	1,292
Ending Balance	4,829	5,654
Ending Balance: Individually evaluated for impairment	1,347	1,937
Ending Balance: Collectively evaluated for impairment	3,842	3,717
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	21,085	23,961
Ending balance: Collectively Evaluated for Impairment	389,296	408,909
Ending Balance	410,381	432,870
Second Mortgage [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	43	67
Provision for Credit Losses	(24)	(21)
Charge-offs	4	3
Recoveries
Net Charge-offs	4	3
Ending Balance	15	43
Ending Balance: Individually evaluated for impairment	9
Ending Balance: Collectively evaluated for impairment	6
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	204
Ending balance: Collectively Evaluated for Impairment	6,730
Ending Balance	6,934	8,169
Equity Line of Credit [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	20	74
Provision for Credit Losses	14	(95)
Charge-offs	9
Recoveries	(2)	(41)
Net Charge-offs	7	(41)
Ending Balance	27	20
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment	27
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	25
Ending balance: Collectively Evaluated for Impairment	13,370
Ending Balance	13,395	6,000
Personal and Overdrafts [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	704	665
Provision for Credit Losses	947	759
Charge-offs	1,044	796
Recoveries	(195)	(76)
Net Charge-offs	849	720
Ending Balance	802	704
Ending Balance: Individually evaluated for impairment	29
Ending Balance: Collectively evaluated for impairment	773
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	65
Ending balance: Collectively Evaluated for Impairment	17,822
Ending Balance	17,887	20,914
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	886	982
Provision for Credit Losses	(323)	152
Charge-offs	165	257
Recoveries	(137)	(9)
Net Charge-offs	28	248
Ending Balance	535	886
Ending Balance: Individually evaluated for impairment	365
Ending Balance: Collectively evaluated for impairment	170
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	677
Ending balance: Collectively Evaluated for Impairment	32,790
Ending Balance	33,467	38,103
Unallocated [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,543	1,103
Provision for Credit Losses	(285)	440
Charge-offs
Recoveries
Net Charge-offs
Ending Balance	1,258	1,543
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment	1,258
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment
Ending balance: Collectively Evaluated for Impairment
Ending Balance
Residential 1-4 family [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	654	995
Provision for Credit Losses		16
Charge-offs		360
Recoveries		(3)
Net Charge-offs		357
Ending Balance		654
Ending Balance: Individually evaluated for impairment	36	249
Ending Balance: Collectively evaluated for impairment	335	405
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	5,308	8,924
Ending balance: Collectively Evaluated for Impairment	181,387	185,363
Ending Balance		194,287
Multi Family [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance		20
Provision for Credit Losses		(20)
Charge-offs
Recoveries
Net Charge-offs
Ending Balance
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	989	1,021
Ending balance: Collectively Evaluated for Impairment	21,641	22,874
Ending Balance		23,895
Construction and Land Loans [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	37	87
Provision for Credit Losses		(79)
Charge-offs		12
Recoveries		(41)
Net Charge-offs		(29)
Ending Balance		37
Ending Balance: Individually evaluated for impairment	20	32
Ending Balance: Collectively evaluated for impairment	1	5
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	2,107	1,993
Ending balance: Collectively Evaluated for Impairment	13,871	17,170
Ending Balance		19,163
Commercial, Owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,012	409
Provision for Credit Losses		634
Charge-offs		407
Recoveries		(376)
Net Charge-offs		31
Ending Balance		1,012
Ending Balance: Individually evaluated for impairment	558	799
Ending Balance: Collectively evaluated for impairment	781	213
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	6,941	7,688
Ending balance: Collectively Evaluated for Impairment	65,442	65,343
Ending Balance		73,031
Commercial, Non owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	748	1,063
Provision for Credit Losses		(309)
Charge-offs		12
Recoveries		(6)
Net Charge-offs		6
Ending Balance		748
Ending Balance: Individually evaluated for impairment	314	290
Ending Balance: Collectively evaluated for impairment	131	458
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	3,892	1,885
Ending balance: Collectively Evaluated for Impairment	24,926	36,140
Ending Balance		38,025
Farmland [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	7	12
Provision for Credit Losses		(8)
Charge-offs
Recoveries		(3)
Net Charge-offs		(3)
Ending Balance		7
Ending Balance: Individually evaluated for impairment	16
Ending Balance: Collectively evaluated for impairment		7
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment	877	816
Ending balance: Collectively Evaluated for Impairment	11,317	10,467
Ending Balance		11,283
Residential 1-4 family [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	654
Provision for Credit Losses	(66)
Charge-offs	249
Recoveries	(32)
Net Charge-offs	217
Ending Balance	371	654
Loans: [Abstract]
Ending Balance	186,695
Multi Family [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance
Provision for Credit Losses
Charge-offs
Recoveries
Net Charge-offs
Ending Balance
Loans: [Abstract]
Ending Balance	22,630
Construction and Land Loans [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	37
Provision for Credit Losses	(2)
Charge-offs	28
Recoveries	(14)
Net Charge-offs	14
Ending Balance	21	37
Loans: [Abstract]
Ending Balance	15,978
Commercial, Owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	1,012
Provision for Credit Losses	1,564
Charge-offs	1,245
Recoveries	(8)
Net Charge-offs	1,237
Ending Balance	1,339	1,012
Loans: [Abstract]
Ending Balance	72,383
Commercial, Non owner Occupied [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	748
Provision for Credit Losses	(310)
Charge-offs
Recoveries	(7)
Net Charge-offs	(7)
Ending Balance	445	748
Loans: [Abstract]
Ending Balance	28,818
Farmland [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	7
Provision for Credit Losses	11
Charge-offs	2
Recoveries
Net Charge-offs	2
Ending Balance	16	7
Loans: [Abstract]
Ending Balance	12,194
Second Mortgage [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	43
Ending Balance		43
Ending Balance: Individually evaluated for impairment		10
Ending Balance: Collectively evaluated for impairment		33
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		416
Ending balance: Collectively Evaluated for Impairment		7,753
Ending Balance		8,169
Equity Line of Credit [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	20
Ending Balance		20
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment		20
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		51
Ending balance: Collectively Evaluated for Impairment		5,949
Ending Balance		6,000
Personal and Overdrafts [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	704
Ending Balance		704
Ending Balance: Individually evaluated for impairment		45
Ending Balance: Collectively evaluated for impairment		659
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		182
Ending balance: Collectively Evaluated for Impairment		20,732
Ending Balance		20,914
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	886
Ending Balance		886
Ending Balance: Individually evaluated for impairment		512
Ending Balance: Collectively evaluated for impairment		374
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment		985
Ending balance: Collectively Evaluated for Impairment		37,118
Ending Balance		38,103
Unallocated [Member]
Allowance for Credit Losses [Roll Forward]
Beginning Balance	$ 1,543
Ending Balance		1,543
Ending Balance: Individually evaluated for impairment
Ending Balance: Collectively evaluated for impairment		1,543
Loans: [Abstract]
Ending Balance: Individually Evaluated for Impairment
Ending balance: Collectively Evaluated for Impairment
Ending Balance